Income Tax (Provision for Income Tax from Continuing Operations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current:
Federal	$ (374)	$ 35	$ (592)
Foreign	4	0	6
Subtotal	(370)	35	(586)
Deferred:
Federal	(1,320)	212	847
Foreign	0	0	0
Subtotal	(1,320)	212	847
Current and Deferred
Provision for income tax expense (benefit)	$ (1,690)	$ 247	$ 261